Expense Example {- Fidelity Convertible Securities Fund} - 11.30 Fidelity Convertible Securities Fund - AMCIZ PRO-12 - Fidelity Convertible Securities Fund	Jan. 29, 2021 USD ($)
Fidelity Advisor Convertible Securities Fund: Class A
Expense Example:
1 year	$ 664
3 years	854
5 years	1,060
10 years	1,652
Fidelity Advisor Convertible Securities Fund: Class M
Expense Example:
1 year	467
3 years	715
5 years	981
10 years	1,743
Fidelity Advisor Convertible Securities Fund: Class C
Expense Example:
1 year	272
3 years	533
5 years	918
10 years	1,998
Fidelity Advisor Convertible Securities Fund: Class I
Expense Example:
1 year	66
3 years	208
5 years	362
10 years	810
Fidelity Advisor Convertible Securities Fund: Class Z
Expense Example:
1 year	54
3 years	170
5 years	296
10 years	$ 665